Related Party Transactions - Additional Information - Dropdown Predecessor (Detail) $ in Thousands, shares in Millions		9 Months Ended	12 Months Ended
	May. 02, 2013 USD ($) ExtensionOptions shares	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Equity distribution			$ 250,299	$ 214,656	$ 192,142
Affiliated Entity [Member] | Dropdown Predecessor [Member]
Related Party Transaction [Line Items]
Percentage of ownership in acquired entity after acquisition	100.00%
Operating lease arrangement period, lessor	5 years
Additional term of contract	1 year
Entity acquired, purchase price			503,100
Net assumed debt on purchase			273,100
Liabilities assumed on business combination	$ 230,000
Excess purchase price over book value			201,800
Carrying value in excess of fair value	$ 4,300		4,300
Common units issued | shares	1.4
Affiliated Entity [Member] | Dropdown Predecessor [Member] | Indemnification Agreement [Member]
Related Party Transaction [Line Items]
Indemnification amount				41,100	$ 41,100
Affiliated Entity [Member] | Dropdown Predecessor [Member] | Teekay Corporation [Member]
Related Party Transaction [Line Items]
Equity distribution			$ 71,400	71,400
Affiliated Entity [Member] | Dropdown Predecessor [Member] | Teekay Corporation [Member] | Indemnification Agreement [Member]
Related Party Transaction [Line Items]
Indemnification amount		$ 34,900
Affiliated Entity [Member] | Dropdown Predecessor [Member] | Teekay Corporation [Member] | Indemnification Agreement [Member] | Production Shortfalls [Member]
Related Party Transaction [Line Items]
Indemnification amount				3,500
Affiliated Entity [Member] | Dropdown Predecessor [Member] | Teekay Corporation [Member] | Indemnification Agreement [Member] | Unrecovered Repair Cost [Member]
Related Party Transaction [Line Items]
Indemnification amount				3,500
Affiliated Entity [Member] | Dropdown Predecessor [Member] | Teekay Corporation [Member] | Indemnification Agreement [Member] | Preacquisition Capital Expenditures [Member]
Related Party Transaction [Line Items]
Indemnification amount				$ 2,700
Affiliated Entity [Member] | Dropdown Predecessor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor	5 years
Number of extension options | ExtensionOptions	10
Affiliated Entity [Member] | Dropdown Predecessor [Member] | Initial [Member]
Related Party Transaction [Line Items]
Entity acquired, purchase price	$ 540,000